Tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Tax Expenses [Abstract]
Summary of tax expense
The following table summarizes Tax expense:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Current tax expense	€2,294	€434	€554
Deferred tax (benefit)/expense	(342)	41	(21)
Tax (benefit)/expense relating to prior periods(1)	(41)	29	15
Total Tax expense	€1,911	€504	€548
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(1) Tax (benefit)/expense relating to prior periods includes €297 million deferred tax benefit related to U.S. provision to return adjustments for prior years' tax positions finalized in 2021.

Disclosure of reconciliation between theoretical income taxes and income taxes recognised	The reconciliation between the theoretical income taxes calculated on the basis of the theoretical tax rate of 25.0 percent Netherlands tax rate in 2021 (France tax rate: 32.0 percent in 2020 and 34.4 percent in 2019) and income taxes recognized is as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Profit/(loss) before tax	€14,392	€2,916	€3,531
Income tax rate	25.0%	32.0%	34.4%
Theoretical income taxes	€3,598	€933	€1,215
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	178	(102)	(165)
Recognition and utilization of previously unrecognized deferred tax assets	(1,954)	(410)	(454)
Deferred tax assets not recognized and write-downs	598	96	80
Permanent differences	(472)	(73)	(186)
Tax credits	(85)	(1)	(9)
Tax rate changes	53	—	—
Withholding tax	63	—	—
Other differences	(68)	61	67
Total Tax expense	1,911	504	548
Effective tax rate	13.3%	17.3%	15.5%

Disclosure of components of deferred tax assets and liabilities and their changes
Net deferred tax position

The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
	2021	2020
	(€ million)
Deferred tax assets(1)	€1,927	€1,096
Deferred tax liabilities(1)	(4,374)	(801)
Total Net deferred tax (liabilities)/assets	€(2,447)	€295
________________________________________________________________________________________________________________________________________________(1) Deferred tax assets and Deferred tax liabilities include the impacts of (i) Unrecognized deferred tax assets on temporary differences; (ii) Deferred tax assets arising from tax loss carry-forwards; and (iii) Unrecognized deferred tax assets on tax loss carry-forwards, which are reflected separately below in the Changes in deferred tax position by nature summary.
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2021 and 2020 were as follows:

	At January 1, 2021	FCA-PSA merger	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and Other (1)	At December 31, 2021
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€44	€(2,159)	€(374)	€—	€1	€(174)	€(2,662)
Capitalized development assets	(1,784)	(2,574)	(176)	—	—	221	(4,313)
Other Intangible assets and Intangible assets with indefinite useful lives	(188)	(3,331)	(16)	—	—	(198)	(3,733)
Right-of-use assets	(68)	(381)	69	—	—	(17)	(397)
Provision for employee benefits	—	(114)	44	(491)	—	(30)	(591)
Other	(742)	(375)	(21)	(62)	—	(198)	(1,398)
Total deferred tax liabilities	€(2,738)	€(8,934)	€(474)	€(553)	€1	€(396)	€(13,094)
Deferred tax assets arising on:
Provisions	€665	€3,595	€(2)	€—	€9	€243	€4,510
Provision for employee benefits	892	1,424	306	(258)	2	(41)	2,325
Lease liabilities	80	377	(66)	—	—	22	413
Impairment of tangible and intangible assets	—	1,986	(394)	—	—	(2)	1,590
Inventories	290	117	26	—	1	(184)	250
Allowances for doubtful accounts	—	126	(10)	—	—	(1)	115
Provision for buy back	69	—	64	—		(2)	131
Other	694	2,288	(177)	9	1	(180)	2,635
Total deferred tax assets	€2,690	€9,913	€(253)	€(249)	€13	€(145)	€11,969
Unrecognized deferred tax assets on temporary differences	(938)	(3,439)	957	(16)	(6)	(20)	(3,462)
Deferred tax assets arising on tax loss carry-forwards	4,289	5,226	(130)	(33)	12	(561)	8,803
Unrecognized deferred tax assets	(3,008)	(4,783)	539	33	(12)	568	(6,663)
Total Net deferred tax assets/(liabilities)	€295	€(2,017)	€639	€(818)	€8	€(554)	€(2,447)
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(1) Translation differences and other includes the deconsolidation of Faurecia, which represents a change in scope of consolidation during 2021.

	At January 1, 2020	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and Other	At December 31, 2020
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€490	€(496)	€—	€—	€50	€44
Capitalized development expenditures	(1,858)	163	—	—	(89)	(1,784)
Other Intangible assets and Intangible assets with indefinite useful lives	(158)	(30)	—	—	—	(188)
Right-of-use assets	(65)	(2)	—	—	(1)	(68)
Other	(786)	(16)	4	—	56	(742)
Total deferred tax liabilities	€(2,377)	€(381)	€4	€—	€16	€(2,738)
Deferred tax assets arising on:
Provisions	€636	€(16)	€—	€—	€45	€665
Provision for employee benefits	751	(2)	118	—	25	892
Lease liabilities	77	3	—	—	—	80
Impairment of financial assets	—	—	—	—	—	—
Inventories	233	44	—	—	13	290
Provision for buy-back	54	15	—	—	—	69
Allowances for doubtful accounts	(3)	—	—	—	3	—
Other	745	131	(1)	—	(181)	694
Total deferred tax assets	€2,493	€175	€117	€—	€(95)	€2,690
Unrecognized deferred tax assets on temporary differences	(745)	(74)	(89)	—	(30)	(938)
Deferred tax assets arising on tax loss carry-forwards	4,630	(254)	—	—	(87)	4,289
Unrecognized deferred tax assets on tax loss carry-forwards	(3,630)	551	—	—	71	(3,008)
Total Net deferred tax assets /(liabilities)	€371	€17	€32	€—	€(125)	€295

Summary of tax loss carry-forwards

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry-forward	Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
	At December 31,
	2021			2020
	(€ million)
Tax Groups:
France	€2,088	€(1,507)	€581	€1,475
Germany	118	(118)	—	107
Spain	609	(54)	555	447
Italy	3,500	(421)	3,079	—
Other Jurisdictions:
Brazil	1,853	—	1,853	169
Others	635	(40)	595	810
Total	€8,803	€(2,140)	€6,663	€3,008